UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Greater China Opportunities Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.33%		$76,259,870

(Cost $68,703,300)

China 42.43%		32,578,147

AAC Acoustic Technologies Holdings, Inc.	496,000	1,208,708
Agricultural Bank of China, H Shares	1,298,000	643,385
Anhui Conch Cement Company, Ltd., H Shares	233,000	783,304
China Coal Energy Company, Ltd., H Shares	935,000	1,173,014
China Construction Bank Corp., H Shares (I)	3,262,000	2,609,600
China Life Insurance Company, Ltd., H Shares	501,000	1,478,109
China Merchants Bank Company, Ltd., H Shares	1,027,000	2,264,626
China Outfitters Holdings Ltd. (I)	4,300,000	842,778
China Petroleum & Chemical Corp., H Shares	1,096,000	1,315,857
China Shenhua Energy Company, Ltd., H Shares	333,500	1,458,388
China Shipping Container Lines Company, Ltd., H Shares (I)	1,734,000	384,726
China Zhengtong Auto Services Holdings, Ltd. (I)	921,000	964,132
Country Garden Holdings Company	2,400,000	1,039,609
Daphne International Holdings, Ltd.	1,476,000	1,904,330
Dongfang Electric Corp. Ltd., H Shares	244,600	719,900
Evergrande Real Estate Group, Ltd.	2,138,000	1,018,773
Foxconn International Holdings, Ltd. (I)	516,000	354,479
Huaneng Power International, Inc., H Shares	1,588,000	967,037
Industrial & Commercial Bank of China, H Shares	4,979,500	3,496,409
New China Life Insurance Company, Ltd., H Shares (I)	225,900	834,531
NVC Lighting Holdings, Ltd.	1,738,000	713,238
PetroChina Company, Ltd., H Shares	1,840,000	2,669,896
Tencent Holdings, Ltd.	52,900	1,294,949
Zhongsheng Group Holdings Ltd.	424,000	848,214
Zhuzhou CSR Times Electric Company, Ltd., H Shares	340,000	749,079
Zijin Mining Group Company, Ltd., H Shares	1,916,000	841,076

Hong Kong 29.99%		23,022,338

AIA Group, Ltd.	398,600	1,330,115
BOC Hong Kong Holdings, Ltd.	241,000	635,004
Cheung Kong Holdings, Ltd.	110,000	1,473,987
Cheung Kong Infrastructure Holdings, Ltd.	181,000	1,031,340
China Foods, Ltd.	1,026,000	809,931
China Merchants Holdings International Company, Ltd.	200,000	662,871
China Metal Recycling Holdings, Ltd.	627,600	742,865
China Mobile, Ltd.	388,500	3,966,716
China Resources Land, Ltd.	434,000	771,015
China Unicom Hong Kong, Ltd.	424,000	782,614
Comba Telecom Systems Holdings Ltd.	575,050	402,920
Guangdong Investment, Ltd.	396,000	229,346
Haier Electronics Group Company, Ltd. (I)	761,000	780,743
Hutchison Whampoa, Ltd.	166,000	1,572,558
Hysan Development Company, Ltd.	172,000	678,209
Kerry Properties, Ltd.	155,000	595,938
Kunlun Energy Company, Ltd.	1,102,000	1,733,990
Luk Fook Holdings International, Ltd.	209,000	764,277
Power Assets Holdings, Ltd.	156,500	1,127,179
SA SA International Holdings, Ltd.	642,000	413,782
Shanghai Industrial Holdings, Ltd.	263,000	838,813
Sino Biopharmaceutical	2,260,000	631,131
Vinda International Holdings, Ltd.	862,000	1,046,994

Macau 0.86%		657,591

Sands China, Ltd. (I)	194,800	657,591

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Greater China Opportunities Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Taiwan 26.05%		$20,001,794

Advanced Semiconductor Engineering, Inc.	1,153,080	1,211,201
AU Optronics Corp. (I)	1,551,000	827,498
Cheng Shin Rubber Industry Company, Ltd.	265,000	628,415
Chinatrust Financial Holding Company, Ltd.	719,746	464,209
Kinsus Interconnect Technology Corp.	426,000	1,381,073
MediaTek, Inc.	97,000	929,673
MStar Semiconductor, Inc.	140,000	888,906
Shin Zu Shing Company, Ltd.	432,000	1,006,260
Silitech Technology Corp.	314,000	867,637
Standard Foods Corp.	349,000	1,184,663
Synnex Technology International Corp.	443,000	1,095,400
Taiwan Cement Corp.	638,000	799,059
Taiwan Mobile Company, Ltd. (I)	552,700	1,670,516
Taiwan Semiconductor Manufacturing Company, Ltd.	1,343,089	3,562,184
Taiwan Surface Mounting Technology Company, Ltd.	374,200	891,023
Uni-President Enterprises Corp.	855,860	1,263,438
Wan Hai Lines, Ltd.	972,000	541,776
Wistron Corp.	526,000	788,863

Total investments (Cost $68,703,300)† 99.33%		$76,259,870

Other assets and liabilities, net 0.67%		$511,313

Total net assets 100.00%		$76,771,183

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $68,830,601. Net unrealized appreciation aggregated $7,429,269, of which $9,751,471 related to appreciated investment securities and $2,322,202 related to depreciated investment securities.

The Fund had the following sector composition as of 1-31-12 (as a percentage of total net assets):

Financials	25.2%
Information Technology	19.3%
Energy	10.9%
Consumer Discretionary	10.2%
Industrials	9.6%
Telecommunication Services	8.4%
Consumer Staples	6.5%
Utilities	4.4%
Materials	4.1%
Health Care	0.8%
Other assets and liabilities, net	0.7%

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Greater China Opportunities Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012